Schedule of Debt and Equity Offering Costs (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Deferred Offering Costs [Line Items]
Debt and equity offering costs	$ 14,499
Senior Secured Notes, Asset-Based Facility and Factoring Facility
Deferred Offering Costs [Line Items]
Debt and equity offering costs	3,675
Term bridge loan and backstop commitments
Deferred Offering Costs [Line Items]
Debt and equity offering costs	10,560
Rights Offering
Deferred Offering Costs [Line Items]
Debt and equity offering costs	$ 264